Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of material revenue
	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000	Year ended December 31 2019 £’000
Type of goods
Retail	500,607	150,420	1,078
Wholesale	104,150	8,667	90
Other sales	63,057	3,121	8
	667,814	162,208	1,176

Geographical markets
UK	655,423	162,208	1,176
Europe	12,391	-	-
	667,814	162,208	1,176

Recognition of revenue
Revenue from contracts with customers	647,043	162,208	1,176
Other revenue	20,771	-	-
	667,814	162,208	1,176

Schedule of contract balances
	At December 31 2021 £’000	At December 31 2020 £’000	At December 31 2019 £’000

Trade receivables	14,797	7,243	291
Contract assets	3,451	599	8
Contract liabilities	(7,911)	(9,059)	(385)

Schedule of revenue expected to be recognised in the future related to performance obligations
	Within one month as at December 31, 2021	Within one month as at December 31, 2020	Within one month as at December 31, 2019
	£’000	£’000	£’000

Undelivered vehicles	7,911	9,059	385